Loss per share - Anti-dilutive securities (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Anti-dilutive securities
Anti-dilutive securities	20,128	17,788	17,523
Restricted Stock Units
Anti-dilutive securities
Anti-dilutive securities	3,876
Stock options
Anti-dilutive securities
Anti-dilutive securities	6,883	7,999	10,727
Warrants | Preferred Stock
Anti-dilutive securities
Anti-dilutive securities	59	509	509
Warrants | Common Stock
Anti-dilutive securities
Anti-dilutive securities	8,242
Profits interests
Anti-dilutive securities
Anti-dilutive securities	1,068	9,280	6,287